Eaton Vance
Tax-Managed Growth Fund 1.0
September 30, 2024 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2024, the value of the Fund’s investment in the Portfolio was $1,437,676,778 and the Fund owned 24.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co.(1)	142,446	$ 21,657,490
General Dynamics Corp.	37,550	11,347,610
General Electric Co.	163,119	30,760,981
Lockheed Martin Corp.	18,733	10,950,563
Northrop Grumman Corp.	16,117	8,510,904
RTX Corp.	156,984	19,020,181
		$ 102,247,729
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	70,879	$ 7,822,915
FedEx Corp.	76,229	20,862,353
United Parcel Service, Inc., Class B	100,677	13,726,302
		$ 42,411,570
Banks — 3.4%
Bank of America Corp.	478,599	$ 18,990,808
Fifth Third Bancorp	491,355	21,049,648
JPMorgan Chase & Co.	514,622	108,513,195
PNC Financial Services Group, Inc.	13,206	2,441,129
Regions Financial Corp.	261,997	6,112,390
Truist Financial Corp.	311,559	13,325,379
U.S. Bancorp	68,203	3,118,923
Wells Fargo & Co.	446,596	25,228,208
		$ 198,779,680
Beverages — 1.3%
Constellation Brands, Inc., Class A	66,155	$ 17,047,482
Monster Beverage Corp.(1)	402,992	21,024,092
PepsiCo, Inc.	228,875	38,920,194
		$ 76,991,768
Biotechnology — 2.3%
AbbVie, Inc.	193,103	$ 38,133,981
Amgen, Inc.	97,100	31,286,591
Argenx SE ADR(1)	41,279	22,376,520
Gilead Sciences, Inc.	40,705	3,412,707
Vertex Pharmaceuticals, Inc.(1)	83,684	38,919,755
		$ 134,129,554
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	1,484,500	$ 276,606,885
		$ 276,606,885
Security	Shares	Value
Building Products — 0.3%
Carrier Global Corp.	189,214	$ 15,229,835
		$ 15,229,835
Capital Markets — 3.1%
Bank of New York Mellon Corp.	128,133	$ 9,207,637
BlackRock, Inc.	7,289	6,920,978
Cboe Global Markets, Inc.	75,857	15,540,824
Charles Schwab Corp.	371,381	24,069,203
CME Group, Inc.	36,417	8,035,411
Goldman Sachs Group, Inc.	123,737	61,263,426
Intercontinental Exchange, Inc.	60,970	9,794,221
Moody's Corp.	66,944	31,770,953
S&P Global, Inc.	32,008	16,535,973
		$ 183,138,626
Chemicals — 1.7%
DuPont de Nemours, Inc.	142,744	$ 12,719,918
Ecolab, Inc.	110,020	28,091,407
Linde PLC	72,347	34,499,390
PPG Industries, Inc.	89,144	11,808,014
Sherwin-Williams Co.	32,982	12,588,240
		$ 99,706,969
Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	57,850	$ 10,344,737
Waste Management, Inc.	108,692	22,564,459
		$ 32,909,196
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	125,850	$ 48,303,747
Cisco Systems, Inc.	517,461	27,539,275
		$ 75,843,022
Consumer Finance — 0.9%
American Express Co.	120,073	$ 32,563,798
Discover Financial Services	144,856	20,321,848
		$ 52,885,646
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	81,374	$ 72,139,679
Walmart, Inc.	1,029,000	83,091,750
		$ 155,231,429
Electric Utilities — 1.0%
Duke Energy Corp.	368,733	$ 42,514,915

Tax-Managed Growth Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Edison International	197,713	$ 17,218,825
		$ 59,733,740
Electrical Equipment — 0.9%
AMETEK, Inc.	54,862	$ 9,420,354
Emerson Electric Co.	269,079	29,429,170
Rockwell Automation, Inc.	50,722	13,616,828
		$ 52,466,352
Energy Equipment & Services — 0.2%
Halliburton Co.	166,374	$ 4,833,165
Schlumberger NV	205,631	8,626,220
		$ 13,459,385
Entertainment — 2.3%
Netflix, Inc.(1)	115,984	$ 82,263,972
Walt Disney Co.	534,448	51,408,553
		$ 133,672,525
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class A(1)	84	$ 58,059,120
Berkshire Hathaway, Inc., Class B(1)	224,230	103,204,100
Mastercard, Inc., Class A	36,635	18,090,363
Visa, Inc., Class A	212,810	58,512,109
		$ 237,865,692
Food Products — 0.4%
Hershey Co.	47,710	$ 9,149,824
Lamb Weston Holdings, Inc.	70,384	4,556,660
McCormick & Co., Inc., Non Voting Shares	96,258	7,922,033
		$ 21,628,517
Ground Transportation — 1.6%
Norfolk Southern Corp.	65,062	$ 16,167,907
Uber Technologies, Inc.(1)	574,498	43,179,270
Union Pacific Corp.	148,572	36,620,026
		$ 95,967,203
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	260,303	$ 29,677,145
Boston Scientific Corp.(1)	289,826	24,287,419
GE HealthCare Technologies, Inc.	135,517	12,718,271
Intuitive Surgical, Inc.(1)	101,205	49,718,980
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	72,313	$ 26,123,794
Zimmer Biomet Holdings, Inc.	77,057	8,318,303
		$ 150,843,912
Health Care Providers & Services — 2.2%
Elevance Health, Inc.	46,712	$ 24,290,240
HCA Healthcare, Inc.	64,083	26,045,254
UnitedHealth Group, Inc.	137,254	80,249,669
		$ 130,585,163
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	15,827	$ 66,665,223
Marriott International, Inc., Class A	105,779	26,296,659
Starbucks Corp.	361,156	35,209,099
Yum! Brands, Inc.	77,977	10,894,167
		$ 139,065,148
Household Products — 1.3%
Colgate-Palmolive Co.	397,371	$ 41,251,083
Procter & Gamble Co.	220,699	38,225,067
		$ 79,476,150
Industrial Conglomerates — 0.0%(2)
Honeywell International, Inc.	9,020	$ 1,864,524
		$ 1,864,524
Industrial REITs — 0.2%
EastGroup Properties, Inc.	74,500	$ 13,918,090
		$ 13,918,090
Insurance — 1.7%
Aflac, Inc.	154,400	$ 17,261,920
Aon PLC, Class A	27,135	9,388,439
Arthur J. Gallagher & Co.	47,054	13,239,584
Markel Group, Inc.(1)	6,362	9,979,306
Marsh & McLennan Cos., Inc.	46,353	10,340,891
Progressive Corp.	151,029	38,325,119
Travelers Cos., Inc.	20,353	4,765,044
		$ 103,300,303
Interactive Media & Services — 8.7%
Alphabet, Inc., Class A	857,372	$ 142,195,146
Alphabet, Inc., Class C	874,031	146,129,243
Meta Platforms, Inc., Class A	390,389	223,474,279
		$ 511,798,668

Tax-Managed Growth Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.9%
Accenture PLC, Class A	147,397	$ 52,101,892
		$ 52,101,892
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	176,400	$ 26,191,872
Danaher Corp.	212,007	58,942,186
		$ 85,134,058
Machinery — 2.1%
Caterpillar, Inc.	55,050	$ 21,531,156
Deere & Co.	32,269	13,466,822
Donaldson Co., Inc.	71,732	5,286,648
Dover Corp.	91,534	17,550,729
Illinois Tool Works, Inc.	143,086	37,498,548
Otis Worldwide Corp.	68,364	7,105,754
Parker-Hannifin Corp.	31,857	20,127,890
		$ 122,567,547
Media — 0.1%
Comcast Corp., Class A	96,662	$ 4,037,572
		$ 4,037,572
Metals & Mining — 0.2%
Alcoa Corp.	240,000	$ 9,259,200
Nucor Corp.	35,624	5,355,712
		$ 14,614,912
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	50,472	$ 5,255,649
		$ 5,255,649
Oil, Gas & Consumable Fuels — 3.0%
Antero Resources Corp.(1)	328,489	$ 9,411,210
Cheniere Energy, Inc.	149,498	26,885,720
ConocoPhillips	285,715	30,080,075
EOG Resources, Inc.	16,793	2,064,364
Exxon Mobil Corp.	789,802	92,580,590
Marathon Petroleum Corp.	69,480	11,318,987
Phillips 66	51,867	6,817,917
		$ 179,158,863
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	241,371	$ 12,488,536
Eli Lilly & Co.	126,645	112,199,871
Johnson & Johnson	267,485	43,348,619
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	214,168	$ 24,320,918
Pfizer, Inc.	210,749	6,099,076
Zoetis, Inc.	120,003	23,446,186
		$ 221,903,206
Professional Services — 0.7%
Amentum Holdings, Inc.(1)	52,789	$ 1,702,445
Automatic Data Processing, Inc.	68,245	18,885,439
Jacobs Solutions, Inc.	52,789	6,910,080
Verisk Analytics, Inc.	46,792	12,538,385
		$ 40,036,349
Residential REITs — 0.3%
Invitation Homes, Inc.	437,000	$ 15,408,620
		$ 15,408,620
Semiconductors & Semiconductor Equipment — 10.0%
Analog Devices, Inc.	133,698	$ 30,773,269
Applied Materials, Inc.	203,182	41,052,923
Broadcom, Inc.	249,660	43,066,350
Lam Research Corp.	25,000	20,402,000
NVIDIA Corp.	2,859,063	347,204,611
ON Semiconductor Corp.(1)	250,000	18,152,500
QUALCOMM, Inc.	332,116	56,476,326
Texas Instruments, Inc.	158,452	32,731,429
		$ 589,859,408
Software — 11.2%
Adobe, Inc.(1)	80,383	$ 41,620,710
Cadence Design Systems, Inc.(1)	83,984	22,762,183
Fortinet, Inc.(1)	100,000	7,755,000
Intuit, Inc.	37,210	23,107,410
Microsoft Corp.	909,092	391,182,288
Nutanix, Inc., Class A(1)	180,000	10,665,000
Oracle Corp.	72,671	12,383,138
Palo Alto Networks, Inc.(1)	168,632	57,638,418
Salesforce, Inc.	112,456	30,780,332
ServiceNow, Inc.(1)	63,729	56,998,580
Workday, Inc., Class A(1)	35,236	8,612,031
		$ 663,505,090
Specialized REITs — 0.3%
CubeSmart	303,500	$ 16,337,405
		$ 16,337,405

Tax-Managed Growth Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.8%
Lowe's Cos., Inc.	212,443	$ 57,540,186
O'Reilly Automotive, Inc.(1)	35,400	40,766,640
Ross Stores, Inc.	139,505	20,996,898
TJX Cos., Inc.	219,657	25,818,484
Tractor Supply Co.	50,157	14,592,176
Ulta Beauty, Inc.(1)	16,851	6,557,061
		$ 166,271,445
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	1,970,119	$ 459,037,727
		$ 459,037,727
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	418,717	$ 37,014,583
		$ 37,014,583
Tobacco — 0.5%
Altria Group, Inc.	154,714	$ 7,896,603
Philip Morris International, Inc.	162,661	19,747,045
		$ 27,643,648
Total Common Stocks (identified cost $1,676,005,894)		$5,891,645,255

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	8,689,555	$ 8,689,555
Total Short-Term Investments (identified cost $8,689,555)		$ 8,689,555
Total Investments — 100.0% (identified cost $1,684,695,449)		$5,900,334,810
Other Assets, Less Liabilities — (0.0)%(2)		$ (182,087)
Net Assets — 100.0%		$5,900,152,723
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Affiliated Investments
At September 30, 2024, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $8,689,555, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,564,731	$149,173,034	$(143,048,210)	$ —	$ —	$8,689,555	$444,782	8,689,555
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Tax-Managed Growth Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,891,645,255*	$ —	$ —	$5,891,645,255
Short-Term Investments	8,689,555	—	—	8,689,555
Total Investments	$5,900,334,810	$ —	$ —	$5,900,334,810
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.